State Street Institutional US Government Money Market Fund Performance Management - State Street Institutional US Government Money Market Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund's returns from year-to-year.The historical returns of Premier Class shares, which are not offered in this prospectus, are shown since Mercury Class shares are new. Returns of the Mercury Class shares would have been similar to the returns shown for Premier Class because each share class is invested in the same portfolio of securities. Returns would differ only to the extent that the new share class does not have the same expenses as Premier Class shares. Mercury Class shares are generally expected to incur higher expenses, and have lower returns, than Premier Class shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083or by visiting our website at www.statestreet.com/im.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund's returns from year-to-year.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The historical returns of Premier Class shares, which are not offered in this prospectus, are shown since Mercury Class shares are new. Returns of the Mercury Class shares would have been similar to the returns shown for Premier Class because each share class is invested in the same portfolio of securities.
Bar Chart [Heading]	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	ReturnsQuarter/YearHighest Quarterly Return1.34%Q4 2023Lowest Quarterly Return0.01%Q4 2021
Performance Table Heading	Average Annual Total Returns (for periods ended 12/31/25)
Performance Table Narrative	To obtain the Fund's current yield, please call (877) 521-4083.
Money Market Seven Day Yield Phone	(877) 521-4083
Performance Availability Website Address [Text]	www.statestreet.com/im
Performance Availability Phone [Text]	(877) 521-4083
Premier Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	1.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Dec. 31, 2021